Reconciliation of Unrecognized Tax Benefits (Parenthetical) (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Unrecognized tax benefit	$ 5,451	$ 6,141